DEFERRED INCOME	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
DEFERRED INCOME

15. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

As at	September 30, 2023	December 31, 2022
Deferred income from customers	$136,458	$58,457
Deferred income from government	1,342	5,233
	$137,800	$63,690

The following table shows unsatisfied performance obligations resulting from fixed-price long-term maintenance contracts:

As at	September 30, 2023	December 31, 2022
Aggregate amount of the transaction price allocated to long term maintenance contracts that are partially or fully unsatisfied as of:	$82,134	$-
	$82,134	$-

The allocation of the transaction price to unsatisfied performance obligations as of September 30, 2023 will be recognized into revenue from deferred income as follows:

For the year ending December 31,	%
2023	%	-
2024		10
2025		15
2026		20
2027		25
2028		30
Total	%	100